Income Taxes (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	$ 11,093	69,818	62,534
Inventories	4,093	25,761	2,954
Employee benefits	471	2,964	1,692
Accrued warranty	16,039	100,950	71,869
Property, plant and equipment	99,076	623,573	10,903
Change in fair value of derivative instruments	932	5,861	7,955
Net operating loss carryforwards	16,329	102,775	13,858
Investment loss	841	5,296
Provision for inventory purchase commitment	28,182	177,373
Total gross deferred income tax assets	177,056	1,114,371	171,765
Valuation allowance	(99,667)	(627,295)
Net deferred income tax assets	77,389	487,076	171,765
Gross deferred income tax liabilities:
Property, plant and equipment	(5,990)	(37,698)	(37,041)
Intangible assets	(3,386)	(21,312)	(33,143)
Change in fair value of derivative instruments			(525)
Withholding income tax	(1,114)	(7,010)
Total gross deferred income tax liabilities	(10,490)	(66,020)	(70,709)
Net deferred income tax assets	66,899	421,056	101,056
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	26,733	168,256	85,117
Non-current deferred income tax assets, included in other assets	46,679	293,794	15,939
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(1,114)	(7,010)
Non-current deferred income tax liabilities, included in other liabilities	(5,399)	(33,984)
Net deferred income tax assets	$ 66,899	421,056	101,056